Condensed Consolidated Balance Sheets - Diamir Biosciences Corp [Member] - USD ($)	Aug. 31, 2025	May 31, 2025
Current assets
Cash and cash equivalents	$ 28,313	$ 56,836
Accounts receivable	100,613
Prepaid expenses and other current assets	7,963	46,649
Total current assets	136,889	103,485
Property and equipment, net	22,046	20,029
Right of use asset, net	54,003	63,349
Intangible assets	197,761	197,761
Total assets	410,699	384,624
Current liabilities
Accounts payable and accrued expenses	597,096	231,858
Lease liability, current	38,126	41,383
Deferred revenue		43,982
Total current liabilities	635,222	317,223
Convertible notes payable to founder	1,122,313	957,662
Lease liability, noncurrent	13,131	22,698
Income taxes payable		176,002
Total liabilities	1,770,666	1,473,585
Commitments and contingencies (Note 10)
Stockholders’ deficit
Preferred stock, $0.001 par value; 10,000,000 shares authorized; none issued or outstanding
Common stock, $0.001 par value; 100,000,000 shares authorized; 4,440,891 and 4,440,891 issued and outstanding at August 31, 2025 and May 31, 2025, respectively	4,441	4,441
Additional paid in capital	4,741,863	4,729,169
Accumulated deficit	(6,106,271)	(5,822,571)
Total stockholders’ deficit	(1,359,967)	(1,088,961)
Total liabilities and stockholders’ deficit	$ 410,699	$ 384,624